Income Taxes - Net Operating Loss and Tax Credit Carryforwards (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
NOLs and Tax Credits
Net operating loss carryforwards	$ 103,000,000
Income tax (benefit) for stock-based compensation arrangements	0
Research and Development Credit Carryforwards
NOLs and Tax Credits
Tax credit carryforwards	$ 5,100,000
Capitalized Start-up Costs Prior to October 22, 2004
NOLs and Tax Credits
Amortization period for tax purposes	60 months
Capitalized Start-up Costs On or After October 22, 2004
NOLs and Tax Credits
Amortization period for tax purposes	180 months